Organization and Description of the Company (Details) (USD $)			12 Months Ended					0 Months Ended			0 Months Ended
	Dec. 31, 2013	Jun. 10, 2013	Dec. 31, 2013 Hatteras Funds Group [Member]	Dec. 31, 2013 Investors Capital Holdings [Member]	Dec. 31, 2013 Summit Financial Services Group [Member]	Jun. 10, 2013 RCAP Holdings, LLC [Member]	Jun. 05, 2013 RCAP Holdings, LLC [Member]	Jun. 05, 2013 Majority Shareholder [Member] Common Class B [Member]	Jun. 05, 2013 Majority Shareholder [Member] Unclassified Stock [Member]	Jun. 05, 2013 IPO [Member]	Jun. 05, 2013 IPO [Member] Common Class A [Member]	Jun. 13, 2013 IPO [Member] Common Class A [Member]	Jun. 10, 2013 IPO [Member] Common Class A [Member]	Jun. 10, 2013 IPO [Member] Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Share Price (in dollars per share)													$ 0.001	$ 0.001
Issuance of common stock, shares											2,500,000
Share price per share issued										$ 20.00		$ 20.00
Proceeds from initial public offering											$ 43,600,000
Shares received in reorganization								24,000,000
Unclassified Shares Received									100
Minority ownership percent in operating subsidiaries	9.40%	9.40%
Ownership interest by Parent of Subsidiaries						100.00%	90.60%
Business Acquisition, Cost of Acquired Entities Throughout Period, Purchase Price			$ 40,000,000	$ 52,500,000	$ 49,000,000
Business Acquisition, Cost of Acquired Entities Throughout Period, Purchase Price, Cash Portion				60.00%	80.00%
Business Acquisition, Cost of Acquired Entities Throughout Period, Purchase Price, Class A Common Stock Portion				40.00%	20.00%